BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Transactions with companies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advisory services
Disclosure of transactions between related parties
Operating costs	$ (336)	$ (362)	$ (548)
Programming costs
Disclosure of transactions between related parties
Operating costs	(2,439)	(2,478)	(2,483)
Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(695)	(858)	(558)
Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(467)	(615)	(255)
Other purchases
Disclosure of transactions between related parties
Operating costs	(86)	(168)	(35)
Controlling Company
Disclosure of transactions between related parties
Operating costs			(152)
Finance results			31
Cablevision Holding S.A. | Advisory services
Disclosure of transactions between related parties
Operating costs			(152)
Cablevision Holding S.A. | Interests on debt
Disclosure of transactions between related parties
Finance results			31
Associates
Disclosure of transactions between related parties
Revenues	50	74	63
Operating costs	(39)	(37)	(29)
Finance results			(2)
La Capital Cable S.A | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	50	74	63
La Capital Cable S.A | Fees for services
Disclosure of transactions between related parties
Operating costs	(39)	(37)	(29)
La Capital Cable S.A | Interests on debt
Disclosure of transactions between related parties
Finance results			(2)
Related party
Disclosure of transactions between related parties
Revenues	165	191	168
Operating costs	(4,023)	(4,481)	(3,879)
Finance results			18
Other Related parties
Disclosure of transactions between related parties
Finance results			18
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	$ 165	$ 191	$ 168